[Transamerica Life Insurance Company Letterhead]

October 5, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Office of Insurance Products

100 F St N.E.

Washington, D.C. 20549-0506

Re:	Advisor’s Edge Variable Annuity

Advisor’s Edge Select Variable Annuity

Dimensional Variable Annuity

Separate Account VA CC

Transamerica Life Insurance Company

(File No. 333-249109)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in the most recently filed registration statement. The text of the registrant’s most recent registration statement was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (720) 488-7884.

Sincerely,

/s/ Brian Stallworth

Brian Stallworth

Assistant Secretary